SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Allowance for doubtful accounts	$ 0	$ 0
Short-term investments	0	505,000
Impairment of long-lived assets	$ 0	0	$ 0
Number of performance obligations | installment	2
Basic vehicle warranty term	4 years
Accounting standards update [Extensible Enumeration]	us-gaap:AccountingStandardsUpdate201602Member
Prepaid expenses	$ (70,346,000)	(21,840,000)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets				$ 91,000,000.0
Lease, liability				122,800,000
Prepaid expenses		$ 180,000		200,000
Other liabilities				$ 31,800,000